SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2010
SHORT-TERM BORROWINGS
NOTE 16 - SHORT-TERM BORROWINGS

	12/31/2010	12/31/2009
Trade financing borrowings	8,075	6,093
Local onlending	378	215
Euronotes	1,306	414
Fixed rate notes	92	408
Mortgage notes	10,595	7,854
Securities issued and sold to customers under repurchase agreements	101,207	65,520
Other short-term borrowings	1,388	221
TOTAL	123,041	80,725

Trade finance borrowings represent credit line available to finance imports and exports by Brazilian companies, usually denominated in foreign currency. The following table presents the interest rates in each type of borrowings (p.a.):

	12/31/2010	12/31/2009

Trade financing borrowings	0.10% to 10.00%	1.00% to 13.28%
Local onlending	1.50% to 10.00%	1.50% to 11.50%
Euronotes	0.40% to 2.50%	0.23% to 10.91%
Fixed rate notes	1.35% to 10.37%	0.95% to 8.93%
Mortgage notes	2.04% to 10.64%	1.28% to 8.55%

Under "Securities issued and sold to customers under repurchase agreements", we present our liabilities for transactions in which we sell for cash to customers debt securities issued by our consolidated subsidiaries previously held in treasury and where we commit to repurchase them at any moment after sold to the customer and through a final repurchase date on which they are mandatorily repurchased by us. The repurchase price is computed as the price paid on the date of sale plus interest at rates varying between 70% and 112.4% of the CDI (Interbank Certificate of Deposits) rate. The final repurchase dates extend through September 2024.